SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Note 25 - SEGMENTED INFORMATION

The Company’s revenues for the year ended December 31, 2020 of $16,022 (2019 - $31,746; 2018 - $34,116) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, the San Gonzalo Mine and the Avino Historic Above Ground stockpiles.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	2020	2019	2018
Silver	$6,318	$14,030	$17,259
Copper	4,662	13,953	12,996
Gold	8,517	10,326	9,866
Penalties, treatment costs and refining charges	(3,475)	(6,563)	(6,005)
Total revenue from mining operations	$16,022	$31,746	$34,116

For the year ended December 31, 2020, the Company had three customers (2019 - six, 2018 - six) that accounted for total revenues as follows:

	2020	2019	2018
Customer #1	$12,573	$21,810	$23,314
Customer #2	3,206	4,861	321
Customer #3	(19)	3,350	8,071
Customer #4	262	1,246	-
Customer #5	-	469	-
Customer #6	-	10	519
Customer #7	-	-	1,547
Customer #8	-	-	344
Total revenue from mining operations	$16,022	$31,746	$34,116

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2020	December 31, 2019
Exploration and evaluation assets - Mexico	$10,051	$9,826
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$10,052	$9,827

	December 31, 2020	December 31, 2019
Plant, equipment, and mining properties - Mexico	$34,475	$35,239
Plant, equipment, and mining properties - Canada	371	419
Total plant, equipment, and mining properties	$34,846	$35,658

On December 13, 2019, the Company sold Bralorne (see Note 5) which held substantially all of the Company’s non-current assets in Canada.